Provisions - Provision for tax and legal matters (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other provisions
Other payments	$ 246		$ 284
Amount paid to external lawyers	219	$ 294
Provision for taxes and legal matters
Other provisions
Other provisions	1,898	1,558
Provision for various tax claims
Other provisions
Other provisions	355	67
Other tax issues, Derivative transactions
Other provisions
Other payments	1	3	$ 1
Non-tax-related proceedings
Other provisions
Other provisions	$ 1,543	$ 1,491